Exhibit 99.2

CHASE ISSUANCE TRUST

Asset Pool One Monthly Servicer’s Certificate

Monthly Period: November 2015

1.	Capitalized terms used in this certificate have their respective meanings set forth in the Third Amended and Restated Indenture , dated as of December 19, 2007 (as amended, supplemented or otherwise modified, the “Indenture”), and the Second Amended and Restated Asset Pool One Supplement, dated as of December 19, 2007 (as amended, supplemented or otherwise modified, the “Asset Pool One Supplement”), each between the Chase Issuance Trust and Wells Fargo Bank, National Association, as Indenture Trustee and Collateral Agent.

2.	Chase Bank USA, National Association is, as of the date hereof, the Transferor, Servicer and Administrator under the Transfer and Servicing Agreement.

3.	The undersigned is a Servicing Officer.

4.	Collateral of Asset Pool One

		Beginning Balance	Ending Balance
	Principal Receivables	43,317,619,681.51	43,595,078,732.19
	Excess Funding Amount	0.00	0.00

	TOTAL	43,317,619,681.51	43,595,078,732.19

5a.	The Nominal Liquidation Amount of all Asset Pool One Notes as of the last day of the related Monthly Period
	CHASEseries		32,345,000,000.00

	TOTAL		32,345,000,000.00

5b.	Asset Pool One Transferor Amount for the related Monthly Period		11,250,078,732.19

5c.	Asset Pool One Required Transferor Amount for the related Monthly Period		1,743,803,149.29

5d.	Asset Pool One Pool Balance for the related Monthly Period		43,595,078,732.19

5e.	Asset Pool One Minimum Pool Balance for the related Monthly Period		32,345,000,000.00

6a.	The aggregate amount of Collections of Principal Receivables received by Asset Pool One for the related Monthly Period		11,882,735,094.14

6b.	The aggregate amount of Collections of Principal Receivables allocated pursuant to Section 3.3 of the Asset Pool One Supplement for the related Monthly Period
	CHASEseries	74.67%	8,872,765,157.59

	TOTAL	74.67%	8,872,765,157.59

7a.	The aggregate amount of Collections of Finance Charge Receivables received by Asset Pool One for the related Monthly Period		654,885,613.71

	Collections of Discount Receivables included in 7a above		0.72

7b.	The aggregate amount of Collections of Finance Charge Receivables allocated pursuant to subsection 3.2(a) of the Asset Pool One Supplement for the related Monthly Period
	CHASEseries	74.67%	488,999,056.99

	TOTAL	74.67%	488,999,056.99

8a.	The Asset Pool One Servicing Fee for the related Monthly Period		54,147,024.60

8b.	The Asset Pool One Servicing Fee allocated to each Series pursuant to subsection 3.4(b) of the Asset Pool One Supplement for the related Monthly Period
	CHASEseries	74.67%	40,431,250.00

	TOTAL	74.67%	40,431,250.00

9a.	The Asset Pool One Default Amount for the related Monthly Period				82,125,856.02

9b.	The Asset Pool One Default Amount allocated to each Series pursuant to subsection 3.2(b) of the Asset Pool One Supplement for the related Monthly Period
	CHASEseries			74.67%	61,322,871.21

	TOTAL			74.67%	61,322,871.21

10.	Delinquencies as of the last day of the related Monthly Period		Number of Accounts	Amount of Receivables (1)	Percentage of Total Receivables
	30-59 days		28,163	161,765,715.71	0.36%
	60-89 days		18,023	123,299,849.52	0.28%
	90-119 days		14,206	101,825,734.73	0.23%
	120-149 days		11,139	83,364,431.39	0.19%
	150-179 days		9,764	76,843,438.53	0.17%
	180 or more days		129	740,917.92	0.00%

	TOTAL		81,424	547,840,087.80	1.23%

11.	Losses and Recoveries for the related Monthly Period
	Average Pool Balance (2)				43,317,619,681.51
	Gross Losses (3)				91,428,934.57
	Gross Losses as a Percentage of Average Pool Balance				2.53%
	Recoveries (4)				9,303,078.55
	Net Losses (5)				82,125,856.02
	Net Losses as a Percentage of Average Pool Balance				2.28%
	Number of Accounts Charged Off During the Monthly Period				15,217
	Average Net Loss Amount on Accounts Charged Off during the Monthly Period				5,396.98

12.	Change in Sponsor’s or affiliate’s interest in securities for the related Monthly Period

		As of Last Day of Previous Monthly Period		As of Last Day of Monthly Period
	CHASEseries Notes Held the Sponsor or an Affiliate	Tranche	Amount	Tranche	Amount
		Class B (2010-03)	75,000,000.00	Class B (2010-03)	75,000,000.00
		Class B (2012-02)	1,000,000,000.00	Class B (2012-02)	1,000,000,000.00
		Class B (2013-01)	750,000,000.00	Class B (2013-01)	750,000,000.00
		Class B (2015-01)	750,000,000.00	Class B (2015-01)	750,000,000.00
		Class C (2010-03)	75,000,000.00	Class C (2010-03)	75,000,000.00
		Class C (2012-02)	1,000,000,000.00	Class C (2012-02)	1,000,000,000.00
		Class C (2013-01)	750,000,000.00	Class C (2013-01)	750,000,000.00
		Class C (2015-01)	750,000,000.00	Class C (2015-01)	750,000,000.00

			5,150,000,000.00		5,150,000,000.00

(1)	The amount of receivables reflected includes all principal, finance charge and fee amounts due from cardholders as of the date specified.

(2)	Average Pool Balance means “Asset Pool One Average Principal Balance” as defined in the Asset Pool One Supplement.

(3)	Gross Losses are charge-offs of principal receivables. Gross Losses do not include the amount of any reductions in principal receivables due to fraud, returned goods or customer disputes, the amount of which instead results in the reduction of the Asset Pool One Transferor Amount.

(4)	Recoveries are amounts received on previously charged-off receivables during the related Monthly Period, and allocated to the issuing entity pro rata, based on the amount of gross losses in the issuing entity as a percentage of gross losses in the Servicer’s managed portfolio of credit card receivables for the related Monthly Period.

(5)	Net Losses are Gross Losses minus Recoveries. Net Losses do not include any reductions in principal receivables due to fraud, returned goods or customer disputes, the amount of which instead results in the reduction of the Asset Pool One Transferor Amount.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate on this date December 11, 2015.

CHASE BANK USA, NATIONAL ASSOCIATION, as Servicer

By:	/s/ Patricia Garvey
Patricia Garvey
Executive Director